Segment Information - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 105.3	$ 54.8	$ 187.3	$ 103.2
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	39.1	21.4	69.9	48.3
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	24.6	12.5	46.9	19.7
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	17.5	3.4	36.4	3.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	19.0	17.5	29.0	31.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5.1	$ 0.0	$ 5.1	$ 0.0